Impairment - Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Impairment
Impairment charges	€ 55	€ 210	€ 17
Goodwill	5,452	5,248
Total impaired assets
Impairment
Impairment charges	55	244	125
Goodwill
Impairment
Impairment charges		141
Intangible assets other than goodwill
Impairment
Impairment charges	16	33	9
Property, plant and equipment
Impairment
Impairment charges	€ 39	25
Available-for-sale
Impairment
Impairment charges		45	€ 116
Nokia Technologies | Goodwill
Impairment
Impairment charges		141
Goodwill		€ 0